EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.91%
114,267	Axalta Coating Systems Ltd(a)	$ 3,073,782
34,010	Dow Inc	1,753,556
69,086	Huntsman Corp	1,685,698
16,072	International Flavors & Fragrances Inc	1,095,628
1,940	Linde PLC	722,359
50,750	Mosaic Co	1,806,700
6,745	NewMarket Corp	3,069,245
10,408	Nucor Corp	1,627,291
50,239	RPM International Inc	4,763,159
42,605	Steel Dynamics Inc	4,568,108
53,252	United States Steel Corp	1,729,625
		25,895,151
Communications — 5.35%
28,588	Alphabet Inc Class A(a)	3,741,026
2,545	Arista Networks Inc(a)	468,102
6,206	Cable One Inc	3,820,662
74,313	Chewy Inc Class A(a)(b)	1,356,955
11,503	IAC Inc(a)	579,636
3,444	Motorola Solutions Inc	937,595
3,459	Netflix Inc(a)	1,306,118
235,379	News Corp Class A	4,721,702
60,729	Okta Inc(a)	4,950,021
46,591	Paramount Global Class B(b)	601,024
151,616	Robinhood Markets Inc Class A(a)	1,487,353
20,919	VeriSign Inc(a)	4,236,725
		28,206,919
Consumer, Cyclical — 12.96%
28,353	Allison Transmission Holdings Inc	1,674,528
44,885	Aptiv PLC(a)	4,425,212
4,418	AutoNation Inc(a)	668,885
59,235	Boyd Gaming Corp	3,603,265
12,300	Caesars Entertainment Inc(a)	570,105
64,278	CarMax Inc(a)	4,546,383
14,748	Core & Main Inc Class A(a)	425,480
57,793	DR Horton Inc	6,211,013
28,858	Ferguson PLC	4,746,276
13,964	GameStop Corp Class A(a)(b)	229,847
112,963	General Motors Co	3,724,390
11,510	Genuine Parts Co	1,661,814
3,630	Las Vegas Sands Corp	166,399
33,622	Lear Corp	4,512,073
54,438	Lennar Corp Class A	6,109,576
99,153	LKQ Corp	4,909,065
13,066	Ollie's Bargain Outlet Holdings Inc(a)	1,008,434
79,828	PACCAR Inc	6,786,976
20,625	Polaris Inc	2,147,888
16,450	PulteGroup Inc	1,218,123
4,346	Ralph Lauren Corp	504,527
22,212	Skechers USA Inc Class A(a)	1,087,277
30,711	Thor Industries Inc	2,921,538
Shares		Fair Value
Consumer, Cyclical — (continued)
48,088	Wynn Resorts Ltd	$ 4,443,812
		68,302,886
Consumer, Non-Cyclical — 12.37%
6,625	AbbVie Inc	987,523
16,799	Albertsons Cos Inc Class A	382,177
58,143	BioMarin Pharmaceutical Inc(a)	5,144,492
11,078	Bright Horizons Family Solutions Inc(a)	902,414
60,974	Centene Corp(a)	4,199,889
6,727	Cintas Corp	3,235,754
7,226	Darling Ingredients Inc(a)	377,197
107,965	Driven Brands Holdings Inc(a)	1,359,279
305,407	Dun & Bradstreet Holdings Inc	3,051,016
398,514	Elanco Animal Health Inc(a)	4,479,297
8,674	Elevance Health Inc	3,776,833
127,996	Envista Holdings Corp(a)	3,568,528
101,926	Grocery Outlet Holding Corp(a)	2,940,565
3,927	H&R Block Inc	169,097
14,392	Hologic Inc(a)	998,805
28,988	Incyte Corp(a)	1,674,637
13,566	Integra LifeSciences Holdings Corp(a)	518,086
55,180	Kraft Heinz Co	1,856,255
82,837	Kroger Co	3,706,956
94,156	Mister Car Wash Inc(a)	518,800
25,964	Moderna Inc(a)	2,681,822
141,265	Organon & Co	2,452,360
11,292	Reynolds Consumer Products Inc	289,414
175,194	Royalty Pharma PLC Class A	4,754,765
47	Seaboard Corp	176,391
14,898	Teleflex Inc	2,926,116
29,775	Tenet Healthcare Corp(a)	1,961,875
5,146	Toast Inc Class A(a)	96,385
12,930	United Therapeutics Corp(a)	2,920,499
24,918	Universal Health Services Inc Class B	3,132,940
		65,240,167
Energy — 3.66%
90,699	Antero Resources Corp(a)	2,301,941
75,407	Baker Hughes Co	2,663,375
93,551	Coterra Energy Inc	2,530,554
59,746	Halliburton Co	2,419,713
30,310	Hess Corp	4,637,430
26,360	Kinder Morgan Inc	437,049
24,190	NOV Inc	505,571
26,649	Valero Energy Corp	3,776,430
		19,272,063
Financial — 29.08%
40,236	Agree Realty Corp REIT	2,222,637
170,429	Ally Financial Inc	4,547,046
8,088	American Financial Group Inc	903,187
31,274	Assured Guaranty Ltd	1,892,703

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
18,646	AvalonBay Communities Inc REIT	$ 3,202,264
51,874	Axis Capital Holdings Ltd	2,924,137
46,249	Bank of America Corp	1,266,298
147,206	Bank of New York Mellon Corp	6,278,336
15,537	Bank OZK	575,957
11,717	Berkshire Hathaway Inc Class B(a)	4,104,465
20,004	BOK Financial Corp	1,599,920
185,052	Brixmor Property Group Inc REIT	3,845,380
46,553	Camden Property Trust REIT	4,402,982
16,091	Capital One Financial Corp	1,561,632
15,735	CME Group Inc	3,150,462
98,624	CNA Financial Corp	3,880,854
38,823	Commerce Bancshares Inc	1,862,728
83,001	Cousins Properties Inc REIT	1,690,730
21,496	Cullen/Frost Bankers Inc	1,960,650
87,892	First Industrial Realty Trust Inc REIT	4,182,780
43,271	Globe Life Inc	4,704,856
94,526	Healthpeak Properties Inc REIT	1,735,497
297,971	Host Hotels & Resorts Inc REIT	4,788,394
50,727	Interactive Brokers Group Inc Class A	4,390,929
19,690	Jones Lang LaSalle Inc(a)	2,779,834
14,141	JPMorgan Chase & Co	2,050,728
13,882	Lamar Advertising Co REIT Class A	1,158,731
73,141	Loews Corp	4,630,556
25,163	M&T Bank Corp	3,181,861
106,042	MGIC Investment Corp	1,769,841
36,556	Mid-America Apartment Communities Inc REIT	4,702,929
6,328	Nasdaq Inc	307,478
5,955	NNN Inc REIT	210,450
71,503	Northern Trust Corp	4,968,028
87,890	OneMain Holdings Inc	3,523,510
337,109	Park Hotels & Resorts Inc REIT	4,153,183
34,748	Prologis Inc REIT	3,899,073
34,016	Prosperity Bancshares Inc	1,856,593
31,115	Reinsurance Group of America Inc	4,517,587
92,287	Rexford Industrial Realty Inc REIT	4,554,363
80,902	Rithm Capital Corp REIT	751,580
24,056	SBA Communications Corp REIT	4,815,290
1,574	Simon Property Group Inc REIT	170,039
432,801	SoFi Technologies Inc(a)(b)	3,458,080
71,315	Stifel Financial Corp	4,381,593
153,791	Synchrony Financial	4,701,391
18,260	Travelers Cos Inc	2,982,041
99,323	Ventas Inc REIT	4,184,478
76,907	W R Berkley Corp	4,882,825
50,248	Webster Financial Corp	2,025,497
Shares		Fair Value
Financial — (continued)
13,269	Wintrust Financial Corp	$ 1,001,810
		153,294,193
Industrial — 17.09%
3,749	A O Smith Corp	247,921
1,445	Acuity Brands Inc	246,098
4,921	AGCO Corp	582,056
45,437	AMETEK Inc	6,713,771
85,824	Avnet Inc	4,135,859
18,796	Boeing Co(a)	3,602,817
13,999	Builders FirstSource Inc(a)	1,742,736
8,730	CH Robinson Worldwide Inc	751,915
19,501	Curtiss-Wright Corp	3,814,981
1,651	EMCOR Group Inc	347,354
92,200	Flowserve Corp	3,666,794
162,457	Gates Industrial Corp PLC(a)	1,886,126
2,102	General Dynamics Corp	464,479
31,453	Howmet Aerospace Inc	1,454,701
65,254	Johnson Controls International PLC	3,472,165
13,478	Lennox International Inc	5,046,702
3,155	Littelfuse Inc	780,295
14,002	Martin Marietta Materials Inc	5,747,541
57,797	MasTec Inc(a)	4,159,650
704	Northrop Grumman Corp	309,894
84,804	nVent Electric PLC	4,493,764
27,128	Oshkosh Corp	2,588,825
4,472	RBC Bearings Inc(a)	1,047,029
44,574	Republic Services Inc	6,352,240
35,957	Ryder System Inc	3,845,601
10,104	Saia Inc(a)	4,027,960
117,098	Sensata Technologies Holding PLC	4,428,647
18,653	Snap-on Inc	4,757,634
27,149	Vulcan Materials Co	5,484,641
31,578	Woodward Inc	3,923,882
		90,124,078
Technology — 6.25%
6,612	Adobe Inc(a)	3,371,459
2,223	Amdocs Ltd	187,821
8,033	BILL Holdings Inc(a)	872,143
3,930	CACI International Inc Class A(a)	1,233,745
41,767	Confluent Inc Class A(a)	1,236,721
21,290	Dell Technologies Inc Class C	1,466,881
8,013	DocuSign Inc(a)	336,546
65,183	Fortinet Inc(a)	3,824,939
344,891	Hewlett Packard Enterprise Co	5,990,756
58,777	HP Inc	1,510,569
3,338	HubSpot Inc(a)	1,643,965
7,928	Intuit Inc	4,050,732
462	KLA Corp	211,901
10,524	Microchip Technology Inc	821,398
7,552	Micron Technology Inc	513,763
2,951	Salesforce Inc(a)	598,404
581	Splunk Inc(a)	84,971

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
26,171	SS&C Technologies Holdings Inc	$ 1,375,024
5,204	Teradyne Inc	522,794
44,236	Western Digital Corp(a)	2,018,489
13,693	Zoom Video Communications Inc Class A(a)	957,688
775	Zscaler Inc(a)	120,582
		32,951,291
Utilities — 5.16%
34,397	AES Corp	522,834
43,466	Brookfield Renewable Corp Class A	1,040,576
11,173	Constellation Energy Corp	1,218,751
57,682	Edison International	3,650,694
56,179	Entergy Corp	5,196,558
116,394	Essential Utilities Inc	3,995,806
36,300	Evergy Inc	1,840,410
20,228	Exelon Corp	764,416
86,325	National Fuel Gas Co	4,481,131
19,799	PG&E Corp(a)	319,358
19,499	Public Service Enterprise Group Inc	1,109,688
54,341	Vistra Corp	1,803,034
7,144	WEC Energy Group Inc	575,449
12,298	Xcel Energy Inc	703,692
		27,222,397
TOTAL COMMON STOCK — 96.83% (Cost $527,796,447)		$510,509,145
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.41%
$532,533	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $532,533 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	532,533
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$532,534	Undivided interest of 0.48% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $532,534 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	$ 532,534
532,533	Undivided interest of 0.49% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $532,533 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(c)	532,533
532,533	Undivided interest of 3.05% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $532,533 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(c)	532,533
TOTAL SHORT TERM INVESTMENTS — 0.41% (Cost $2,130,133)		$2,130,133
TOTAL INVESTMENTS — 97.24% (Cost $529,926,580)		$512,639,278
OTHER ASSETS & LIABILITIES, NET — 2.76%		$14,566,800
TOTAL NET ASSETS — 100.00%		$527,206,078

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2023

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2023